Provisions - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Closing share price (in euro per share)	€ 6.68	€ 6.22
Other provisions	€ 8,865	€ 25,674
Onerous contracts provision
Disclosure of other provisions [line items]
Other provisions	1,800	18,800
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	€ 5,200	€ 5,200